EBPs Obligation Rollforward (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Pension Plan, Defined Benefit [Member]
Change in benefit obligation:
Benefit obligation at beginning of year	$ 1,549	$ 1,441
Service cost	44	39	41
Interest cost	51	55	64
Plan participants' contributions	0	0
Benefits paid	(87)	(75)
Medicare Part D subsidy	0	0
Plan amendment	0	0
Actuarial loss (gain)	(173)	98
Settlements	0	(9)
Benefit obligation at end of year	1,384	1,549	1,441
Other Postretirement Benefits [Member]
Change in benefit obligation:
Benefit obligation at beginning of year	331	339
Service cost	2	3	2
Interest cost	11	13	15
Plan participants' contributions	6	5
Benefits paid	(19)	(20)
Medicare Part D subsidy	4	3
Plan amendment	(59)	(6)
Actuarial loss (gain)	(63)	(6)
Settlements	0	0
Benefit obligation at end of year	$ 213	$ 331	$ 339